Other Current Monetary Assets - Summary of Other Current Monetary Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Other Current Monetary Assets [Abstract]
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	$ 18,573		$ 1,916
Accrued custodial receipts	893		815
Others	886		888
Other current monetary assets	$ 20,352	$ 665	$ 3,619